Dividends on Ordinary Capital - Summary of Dividends on Ordinary Capital (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of Dividends [Line Items]
Dividend on ordinary capital during the year	€ (4,081)	€ (3,916)	€ (3,600)
Unilever N.V. [member]
Disclosure of Dividends [Line Items]
Dividend on ordinary capital during the year	(2,262)	(2,154)	(1,974)
Unilever PLC [member]
Disclosure of Dividends [Line Items]
Dividend on ordinary capital during the year	€ (1,819)	€ (1,762)	€ (1,626)